Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,623,000
Previously Paid Amount	0.00
Total Fee Amount	362.24
Total Offset Amount	0.00
Net Fee	362.24
Narrative - Max Aggregate Offering Price	$ 2,623,000
Final Prospectus	true